Goodwill And Identifiable Intangible Assets - Estimated Amortization of Identifiable Intangible Assets (Detail) - Successor - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 560	$ 523
2018	374	365
2019	266	267
2020	198	191
2021	$ 130	$ 143